CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
ASSETS
Property and Equipment, Net of Accumulated Depreciation	$ 5,452	$ 4,780
Stockholders' Equity (Deficit)
Preferred Stock Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock Shares Issued	0	0	0
Preferred Stock Shares Outstanding	0	0	0
Common Stock Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock Shares Issued	74,113,060	73,138,060	34,117,886
Common Stock Shares Outstanding	74,113,060	73,138,060	34,117,886